Indebtedness - Carrying Value of Convertible Notes (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014		Nov. 05, 2013
Schedule of Convertible Notes [Line Items]
Net carrying amount	$ 106,782
4.25% Convertible Senior Notes due 2018 [Member]
Schedule of Convertible Notes [Line Items]
Carrying amount of the equity conversion component	11,128		19,000
Principal amount of the Convertible Notes	125,000		110,000
Unamortized debt discount	(18,218)	[1]
Net carrying amount	$ 106,782

[1]	As of January 31, 2014, the remaining period over which the unamortized debt discount will be amortized is 57 months using an effective interest rate of 9%.